STATEMENTS OF CASH FLOWS (AUDITED) (USD $)	12 Months Ended		74 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
NET LOSS	$ (23,000.00)	$ (24,870.00)	$ (121,827.00)
Depreciation and amortization	1,659.00	2,193.00	20,308.00
Accounts Receivable	1,080.00	54.00
Security Deposit		1,600.00	(89.00)
Accounts Payable	5,245.00	2,663.00	14,058.00
NET CASH USED IN OPERATING ACTIVITIES	(15,016.00)	(18,360.00)	(87,550.00)
Acquisition of property and equipment	(5,256.00)	(2,202.00)	(26,024.00)
NET CASH USED IN INVESTING ACTIVITIES	(5,256.00)	(2,202.00)	(26,024.00)
Issuance of common stock			68,158.00
Notes Payable	20,150.00	16,200.00	45,706.00
NET CASH PROVIDED BY FINANCING ACTIVITIES	20,150.00	16,200.00	113,864.00
(DECREASE) INCREASE IN CASH	(122.00)	(4,363.00)	290.00
CASH – BEGINNING OF PERIOD	412.00	4,775.00
CASH - END OF PERIOD	$ 290.00	$ 412.00	$ 290.00